Annual Total Returns - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 12, 2015
Fidelity SAI Small-Mid Cap 500 Index Fund
Bar Chart Table:
Annual Return 2016	14.62%
Annual Return 2017	18.40%
Annual Return 2018	(9.25%)
Annual Return 2019	29.53%
Annual Return 2020	19.77%
Annual Return 2021	20.92%